Short-Term Bank Loan - Schedule of Short-Term Bank Loans (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans		$ 8,624,210	$ 10,702,133
Loans payable to Zhejiang Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans	[1]	1,232,995	2,117,836
Loan payable to Beijing Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans	[2]	678,379	705,945
Loan payable to China Construction Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans			705,945
Loans payable to Agricultural Bank of China (“ABC Bank”) [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans			705,945
Loan payable to Jiaxing Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans	[3]	4,452,345	4,588,646
Loan payable to Shanghai Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans	[4]	301,399	564,756
Loan payable to China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans	[5]	684,997
Loan payable to Mingtai Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term loans	[6]	$ 1,274,095	$ 1,313,060

[1]	On June 28, 2024, Zhejiang Hua Chen Tech signed a loan agreement with Zhejiang Rural Commercial Bank to borrow RMB 9 million (approximately $1.23 million) as working capital for one year, with a maturity date of June 27, 2025. The loan had a fixed interest rate of 5.5%. Jiaxing Financing Guarantee Co., Ltd is the guarantor. As of December 31, 2024, the outstanding loan balance is $1,232,995.
[2]	On September 7, 2022 and September 7, 2023, Shanghai TD Manufacturing signed two loan agreements with Beijing Bank to borrow RMB 5 million (approximately $0.72 million) and RMB 5 million (approximately $0.71 million) as working capital for one year, with a maturity date of September 6, 2023 and September 7, 2024. The benchmark interest rate is the fixed interest of the loan. Bin Lu, Liping Zhu, and Shanghai Small and Micro Enterprises Policy Financing Guarantee Fund Management Center are the guarantors. Subsequently, Shanghai TD Manufacturing extended the loan term and repaid a portion of the loan. As of December 31, 2024, the outstanding loan balance is $678,379.
[3]

On June 29, 2023, July 26, 2023, July 27, 2023, July 27, 2023, and December 28, 2023, Zhejiang TD Parking signed five loan agreements with Jiaxing Bank to borrow RMB 5 million (approximately $0.71 million), RMB 5 million (approximately $0.71 million), RMB 5 million (approximately $0.71 million), RMB 5 million (approximately $0.71 million), and RMB 2.5 million (approximately $0.35 million) as working capital for a year, with a maturity date of June 28, 2024, July 25, 2024, July 26, 2024, July 26, 2024, and September 6, 2024. The benchmark interest rate is the fixed interest of the loan. Bin Lu and Liping Zhu are the guarantors. The Company used the real estate as collateral. As of December 31, 2024, the outstanding loan balance is $3,082,488.

On June 15, 2024, Zhejiang Hua Chen Tech signed a loan agreement with Jiaxing Bank to borrow RMB 14,999,000 (approximately $2.05 million) as working capital for one year, with a maturity date of June 25, 2024. The loan had a fixed interest rate of 6.5% per annum. Bin Lu and Liping Zhu are the guarantors. Subsequently, Zhejiang Hua Chen Tech repaid a portion of the loan. As of December 31, 2024, the outstanding loan balance is $1,369,857.

[4]	On January19, 2022 and March 30, 2023, Shanghai TD Manufacturing signed two loan agreements with Shanghai Bank to borrow RMB 5 million (approximately $0.72 million) and RMB 4 million (approximately $0.56 million) as working capital for one year, with a maturity date of January 18, 2023 and March 27, 2024. The benchmark interest rate is the fixed interest of the loan. Bin Lu and Liping Zhu are the guarantors. Subsequently, Shanghai TD Manufacturing repaid a portion of the loan. As of December 31, 2024, the outstanding loan balance is $301,399.
[5]	On June 20, 2024, Zhejiang Hua Chen Tech signed a loan agreement with China Merchants Bank to borrow RMB 5 million (approximately $0.68 million) as working capital for one year, with a maturity date of June 20, 2025. As of December 31, 2024, the outstanding loan balance is $684,997. The benchmark interest rate is the fixed interest of the loan.
[6]	On June 1, 2022 and April 14, 2023, Zhejiang TD Parking signed two loan agreements with Zhejiang Mingtai Commercial Bank to borrow RMB 9.3 million (approximately $1.35 million) and RMB 9.3 million (approximately $1.31 million) as working capital for one year and two years, with a maturity date of April 1, 2023 and April 10, 2025. The benchmark interest rate is the fixed interest of the loan. Bin Lu, Liping Zhu, Huifei Lu, and Zhejiang Huachen Technology Co., Ltd are the guarantors. As of December 31, 2024, the outstanding loan balance is $1,274,095.